UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     November 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $104,544 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103     5161   202300 SH       SOLE                     2000        0   200300
ASA LIMITED                    COM              G3156p103     2126    38175 SH       SOLE                        0        0    38175
BAYTEX ENERGY TR               TRUST UNIT       073176109     9130   369500 SH       SOLE                    10900        0   358600
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      392        3 SH       SOLE                        0        0        3
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      943    58850 SH       SOLE                        0        0    58850
CAL MAINE FOODS INC            COM NEW          128030202     1255    45750 SH       SOLE                     6600        0    39150
CAPSTONE TURBINE CORP          COM              14067D102      483   374600 SH       SOLE                        0        0   374600
CBL & ASSOC PPTYS INC          COM              124830100     2823   140575 SH       SOLE                    12200        0   128375
CHESAPEAKE ENERGY CORP         COM              165167107     1370    38200 SH       SOLE                        0        0    38200
CHEVRON CORP NEW               COM              166764100      246     2981 SH       SOLE                        0        0     2981
DIAMOND OFFSHORE DRILLING IN   COM              25271C102      206     2000 SH       SOLE                        0        0     2000
DIANA SHIPPING INC             COM              Y2066G104     1651    83875 SH       SOLE                     4300        0    79575
DORCHESTER MINERALS LP         COM UNIT         25820R105      819    35450 SH       SOLE                        0        0    35450
EAGLE BULK SHIPPING INC        COM              Y2187A101     1873   134375 SH       SOLE                     8800        0   125575
EASTGROUP PPTY INC             COM              277276101     2622    54025 SH       SOLE                        0        0    54025
ENCANA CORP                    COM              292505104     2771    42162 SH       SOLE                        0        0    42162
ENERGEN CORP                   COM              29265n108     1395    30800 SH       SOLE                        0        0    30800
ENERPLUS RES FD                UNIT TR G NEW    29274D604     3089    83050 SH       SOLE                        0        0    83050
ENSCO INTL INC                 COM              26874Q100      931    16150 SH       SOLE                        0        0    16150
EXELIXIS INC                   COM              30161q104      405    66550 SH       SOLE                        0        0    66550
EXXON MOBIL CORP               COM              30231G102     1197    15418 SH       SOLE                        0        0    15418
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103    11853   413300 SH       SOLE                    17100        0   396200
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     8064   300450 SH       SOLE                    15350        0   285100
INVESTORS REAL ESTATE TR       SH BEN INT       461730103      763    68200 SH       SOLE                        0        0    68200
MACK CALI RLTY CORP            COM              554489104     1742    51420 SH       SOLE                        0        0    51420
MICROSOFT CORP                 COM              594918104      235     8800 SH       SOLE                        0        0     8800
NATIONAL RETAIL PROPERTIES I   COM              637417106     8869   370299 SH       SOLE                    15600        0   354699
NGP CAP RES CO                 COM              62912R107     2188   150150 SH       SOLE                     9600        0   140550
NOBLE CORPORATION              SHS              G65422100     1440    32800 SH       SOLE                        0        0    32800
PATRIOT CAPITAL FUNDING INC    COM              70335Y104     1293   203030 SH       SOLE                     6000        0   197030
PENN WEST ENERGY TR            TR UNIT          707885109     3259   135225 SH       SOLE                    11000        0   124225
PRICE T ROWE GROUP INC         COM              74144t108      580    10800 SH       SOLE                        0        0    10800
PROSPECT CAPITAL CORPORATION   COM              74348T102     7979   622880 SH       SOLE                    19000        0   603880
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     8482   223041 SH       SOLE                    10150        0   212891
TORTOISE ENERGY CAP CORP       COM              89147U100     3763   219175 SH       SOLE                     7850        0   211325
WELLS FARGO & CO NEW           COM              949746101     2517    67075 SH       SOLE                        0        0    67075
XCEL ENERGY INC                COM              98389B100      629    31450 SH       SOLE                        0        0    31450